Inventory	12 Months Ended
Oct. 31, 2023
Inventory [Abstract]
INVENTORY

NOTE 3 – INVENTORY

Inventory, net comprised of the following:

	October 31,	October 31,
	2023	2022
Finished goods	955,453	628,187
Total, net	955,453	628,187

Inventory write-down expense was $60,836, $3,903, and nil for the years ended October 31, 2023, 2022 and 2021, respectively. Inventories are valued at the lower of cost or market. The write-offs made in fiscal 2023 pertain to new energy vehicles with long aging. Due to the intense competition and rapid iteration in the new energy vehicle industry, the market price of the similar models was lower the cost price.